Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 22 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013.

(Dollars in thousands)	2015	2014	2013
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$2,564	557
Investment in subsidiaries	74,565	73,733
Loans receivable, net	0	900
Prepaid expenses and other assets	33	10
Deferred tax asset, net	1,000	1,022
Total assets	$78,162	76,222
Liabilities and Stockholders' Equity:
Other borrowed money	9,000	0
Accrued expenses and other liabilities	$(483)	209
Total liabilities	8,517	209
Serial preferred stock	0	10,000
Common stock	91	91
Additional paid-in capital	50,388	50,207
Retained earnings	80,536	77,805
Net unrealized losses on securities available for sale	(214)	(418)
Unearned employee stock ownership plan shares	(2,417)	(2,610)
Treasury stock, at cost, 4,645,769 and 4,658,323 shares	(58,739)	(59,062)
Total stockholders' equity	69,645	76,013
Total liabilities and stockholders' equity	$78,162	76,222
Condensed Statements of Income
Interest income	$1	1	1
Interest expense	(571)	0	0
Equity income of subsidiaries	3,629	7,644	26,792
Compensation and benefits	(269)	(233)	(235)
Occupancy	(30)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(335)	(539)	(498)
Income before income tax benefit	2,419	6,843	26,030
Income tax benefit	(537)	(536)	(640)
Net income	$2,956	7,379	26,670
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$2,956	7,379	26,670
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(3,629)	(7,644)	(26,792)
Deferred income tax benefit	(22)	(92)	(931)
Earned employee stock ownership shares priced above (below) original cost	57	53	(21)
Stock option compensation	0	1	4
Cancellation of restricted stock awards	0	0	(119)
Amortization of restricted stock awards	447	240	202
Decrease in unearned ESOP shares	193	194	193
(Decrease) increase in accrued expenses and other liabilities	(692)	(420)	47
Decrease (increase) in other assets	23	69	(65)
Other, net	(1)	0	(1)
Net cash used by operating activities	(668)	(220)	(813)
Cash flows from investing activities:
Decrease (increase) in loans receivable, net	900	100	(200)
Net cash provided (used) by investing activities	900	100	(200)
Cash flows from financing activities:
Redemption of preferred stock	(10,000)	(16,000)	0
Dividends to preferred stockholders	(225)	(5,964)	0
Proceeds from borrowings	10,000	0	0
Repayments of borrowings	(1,000)	0	0
Dividends received from Bank	3,000	22,500	1,000
Net cash provided by financing activities	1,775	536	1,000
Increase (decrease) in cash and cash equivalents	2,007	416	(13)
Cash and cash equivalents, beginning of year	557	141	154
Cash and cash equivalents, end of year	$2,564	557	141